Acquisitions	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Acquisitions

5. ACQUISITIONS
A) Sunrise Oil Sands Partnership
i) Summary of the Acquisition
On August 31, 2022, Cenovus closed the transaction with BP Canada to purchase the remaining 50 percent interest in SOSP, previously a joint operation, in northern Alberta (the “Sunrise Acquisition”). The Sunrise Acquisition had an effective date of May 1, 2022. It provides Cenovus with full ownership and further enhances Cenovus’s core strength in the oil sands.
The Sunrise Acquisition has been accounted for using the acquisition method pursuant to IFRS 3. Under the acquisition method, assets and liabilities are recorded at their fair values on the date of acquisition and the total consideration is allocated to the assets acquired and liabilities assumed. The excess of consideration given over the fair value of the net assets acquired, if any, is recorded as goodwill.
ii) Identifiable Assets Acquired and Liabilities Acquired
The purchase price allocation is based on Management’s best estimate of fair value and has been retrospectively adjusted to reflect items not initially identified, as well as new information obtained about the conditions that existed at the date of the Sunrise Acquisition. Changes to identifiable assets acquired and liabilities assumed includes increases of $26 million to both PP&E and decommissioning liabilities. The impact to DD&A and finance costs (including the unwinding of the discount on decommissioning liabilities) as a result of the measurement period adjustments was not material.

As at	August 31, 2022
100 Percent of the Identifiable Assets Acquired and Liabilities Assumed
Cash	9
Accounts Receivable and Accrued Revenues	164
Inventories	88
Property, Plant and Equipment	3,218
Accounts Payable and Accrued Liabilities	(313)
Income Tax Payable	(39)
Decommissioning Liabilities	(48)
Deferred Income Tax Liabilities	(486)
Total Identifiable Net Assets	2,593
The fair value and gross contractual amount of acquired accounts receivable and accrued revenues is $164 million, all of which was collected.
iii) Total Consideration
Total consideration for the Sunrise Acquisition consisted of $600 million in cash, before closing adjustments, and Cenovus’s 35 percent interest in the undeveloped Bay du Nord project offshore Newfoundland and Labrador. Cenovus also agreed to make quarterly variable payments to BP Canada for up to two years subsequent to August 31, 2022, if crude oil prices exceed a specified threshold. The maximum cumulative variable payment is $600 million. The following table summarizes the fair value of total consideration:

As at	August 31, 2022
Cash, Net of Closing Adjustments	394
Bay Du Nord	40
Variable Payment	600
Total Consideration	1,034
Non-monetary assets transferred as part of consideration must be re-measured at their acquisition-date fair value, with any gain or loss recognized in net earnings (loss). As a result, the Company re-measured its interest in Bay du Nord to its estimated fair value and recognized a non-cash revaluation gain of $40 million.
Cenovus agreed to make quarterly payments from SOSP to BP Canada for up to two years subsequent to the closing date for quarters in which the average Western Canadian Select (“WCS”) crude oil price exceeds $52.00 per barrel. The first quarterly period ended on November 30, 2022. The quarterly payment is calculated as $2.8 million plus the difference between the average WCS price in the quarter less $53.00 multiplied by $2.8 million, for any of the eight quarters in which the average WCS price is equal to or greater than $52.00 per barrel. If the average WCS price is less than $52.00 per barrel, no payment will be made for that quarter. The maximum cumulative variable payment over the contract term is $600 million.
The variable payment is accounted for as a financial instrument. The fair value of $600 million on August 31, 2022, was estimated by calculating the present value of the expected future cash flows using an option pricing model, which assumes the probability distribution for WCS is based on the volatility of West Texas Intermediate (“WTI”) options, volatility of Canadian-U.S. foreign exchange rate options and both WTI and WCS differential futures pricing. The variable payment will be re-measured at fair value with changes in fair value recognized in net earnings (loss) at each reporting date until the earlier of when the maximum $600 million in cumulative payments is reached or the eight quarters have lapsed (see Note 28).
iv) Goodwill

As at	August 31, 2022
Total Purchase Consideration	1,034
Fair Value of Pre-Existing 50 Percent Ownership Interest in Sunrise Oil Sands Partnership	1,559
Fair Value of Identifiable Net Assets	(2,593)
Goodwill	—
Current and deferred income tax liabilities were recognized in the purchase price allocation for the 50 percent interest acquired in SOSP. The deferred income tax liability arises from the difference between the fair value of the acquired assets and liabilities assumed, and their tax basis.
Fair Value of Pre-Existing 50 Percent Ownership Interest in Sunrise Oil Sands Partnership
Prior to the Sunrise Acquisition, Cenovus’s 50 percent interest in SOSP was jointly controlled with BP Canada and met the definition of a joint operation under IFRS 11; therefore, Cenovus recognized its share of the assets, liabilities, revenues and expenses in its consolidated results. Subsequent to the Sunrise Acquisition, Cenovus controls SOSP, as defined under IFRS 10 and, accordingly SOSP has been consolidated. As required by IFRS 3, when an acquirer achieves control in stages, the previously held interest is re-measured to fair value at the acquisition date with any gain or loss recognized in net earnings (loss). The acquisition-date fair value of the previously held interest was estimated to be $1.6 billion. The net carrying value of the SOSP assets was $960 million, including previously recorded goodwill (see Note 24). As a result, Cenovus recognized a non-cash revaluation gain of $599 million ($457 million, after-tax) on the re-measurement of its existing interest in SOSP to fair value.
v) Revenue and Profit Contribution
The acquired business contributed revenues of $599 million and net earnings of $nil for the period from August 31, 2022, to December 31, 2022. If the closing of the Sunrise Acquisition had occurred on January 1, 2022, Cenovus’s consolidated pro forma revenues and net earnings for the year ended December 31, 2022, would have been $67.8 billion and $6.6 billion, respectively. These amounts have been calculated using results from the acquired business, adjusting them for:
•Additional DD&A that would have been charged assuming the fair value adjustments to PP&E had applied from January 1, 2022.
•Additional accretion on the decommissioning liabilities if they had been assumed on January 1, 2022.
•The consequential tax effects.
This pro forma information is not necessarily indicative of the results that would have been obtained if the Sunrise Acquisition had actually occurred on January 1, 2022.
B) BP-Husky Refining LLC
On August 8, 2022, Cenovus announced an agreement with BP to purchase the remaining 50 percent interest in Toledo (the “Toledo Acquisition”). After closing the transaction, Cenovus will operate the Toledo Refinery. Total consideration for the transaction includes US$300 million in cash plus the value of inventory. The Toledo Acquisition will be accounted for using the acquisition method pursuant to IFRS 3. On September 20, 2022, an incident occurred at the Toledo Refinery, resulting in the shutdown of the facility. The refinery remains shut down in a safe state. The acquisition is expected to close at the end of February 2023.
) Husky Energy Inc.
On January 1, 2021, Cenovus and Husky closed the Arrangement. The following table summarizes the details of the consideration and the recognized amounts of assets acquired and liabilities assumed at the date of the acquisition.

As at	January 1, 2021
Consideration
Common Shares	6,111
Preferred Shares	519
Share Purchase Warrants	216
Replacement Stock Options	9
Other	17
Non-Controlling Interest	11
Total Consideration and Non-Controlling Interest	6,883

Identifiable Assets Acquired and Liabilities Assumed
Cash	735
Restricted Cash	164
Accounts Receivable and Accrued Revenues	1,307
Inventories	1,133
Exploration and Evaluation Assets	45
Property, Plant and Equipment	13,296
Right-of-Use Assets	1,132
Long-Term Income Tax Receivable	66
Other Assets	230
Investment in Equity-Accounted Affiliates	363
Deferred Income Tax Assets, Net	1,062
Accounts Payable and Accrued Liabilities	(2,283)
Income Tax Payable	(94)
Short-Term Borrowings	(40)
Long-Term Debt	(6,602)
Lease Liabilities	(1,441)
Decommissioning Liabilities	(2,697)
Other Liabilities	(782)
Total Identifiable Net Assets	5,594
Goodwill	1,289
Goodwill of $1.3 billion was attributable to the Lloydminster thermal assets of $651 million; the Sunrise asset of $550 million; and the Tucker asset of $88 million, within the Oil Sands segment.
) Terra NovaOn September 8, 2021, the Company acquired an additional working    interest of 21 percent of the Terra Nova field in Atlantic Canada. Cenovus’s working interest in the joint operation is now 34 percent. The total consideration paid was $3 million, net of closing adjustments, and the effective date of the transaction was April 1, 2021. The additional working interest acquired was accounted for as an asset acquisition. Cenovus acquired cash of $78 million and PP&E of $84 million, and assumed decommissioning liabilities of     $159 million.

8. INTEGRATION AND TRANSACTION COSTS
Arrangement integration costs of $90 million were recognized in net earnings (loss) for the year ended December 31, 2022 (2021 – $349 million; 2020 – $29 million).
Transaction costs of $16 million were recognized in net earnings (loss) for the year ended December 31, 2022, associated with the Sunrise Acquisition and the pending Toledo Acquisition.